FINANCIAL INSTRUMENTS	12 Months Ended
Feb. 29, 2016
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

17. FINANCIAL INSTRUMENTS

        Financial instruments are classified into one of the following categories: assets held at fair value, loans and receivables, other financial liabilities, or liabilities held at fair value.

Categories for financial assets and liabilities

        The following table summarizes the carrying values of the Company's financial instruments:

	February 29, 2016	February 28, 2015
Assets held at fair value (A)	4,277	23,692
Loans and receivables (B)	19,110	49,614
Other financial liabilities (C)	44,434	71,728
Liabilities held at fair value (D)	120	1,239

(A)	Includes cash and cash equivalents
(B)	Includes trade receivables and other miscellaneous receivables
(C)	Includes accounts payable, accrued liabilities, payroll related accruals, debt facility and termination fee
(D)	Warrant liability

        The Company classifies its fair value measurements using a fair value hierarchy that reflects the significance of inputs used in making the measurements. The accounting standard establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The inputs fall into three levels that may be used to measure fair value.

        Level  1 – Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

        Level  2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

        Level  3 – Significant unobservable inputs which are supported by little or no market activity.

        Cash and cash equivalents are measured using Level 1 inputs.

        The August 1, 2014 warrant liability is classified as Level 1 as the warrants are traded on the Toronto Stock Exchange and on the NASDAQ Capital Market.

        The September 23, 2013 warrant liability is classified as Level 3 as it is measured at fair value using significant unobservable inputs. Significant assumptions used at February 29, 2016 for the warrants include a dividend yield of 0%, a 1% assumption that the fundamental transaction will happen every year, volatility of 60%, and a risk free spot rate term structure.

        As at February 29, 2016 the Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 3	Total
Financial Liabilities
Warrant liability	3	3

        As at February 28, 2015, the Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 3	Total
Financial Liabilities
Warrant liability	603	603

        A reconciliation of the Level 3 warrant liability measured at fair value for the year ended February 29, 2016 follows:

	Warrants	$
Balance at February 28, 2015	2,088,750	603
Fair value adjustment – warrant liability	—	(600)

Balance at February 29, 2016	2,088,750	3

Interest rate risk

        Cash and cash equivalents and the Company's debt facility which has interest rates with market rate fluctuations expose the Company to interest rate risk on these financial instruments. Net interest expense, excluding deferred financing costs, recognized during the year ended February 29, 2016 was $1,959 on the Company's cash, cash equivalents, and debt facility [2015 – expense of $1,369].

Credit risk

        In addition to trade receivables and other receivables, the Company is exposed to credit risk on its cash and cash equivalents in the event that its counterparties do not meet their obligations. The Company does not use credit derivatives or similar instruments to mitigate this risk and, as such, the maximum exposure is the full carrying value or fair value of the financial instrument. The Company minimizes credit risk on trade receivables and other receivables, and cash and cash equivalents by transacting with only reputable financial institutions and customers.

Foreign exchange risk

        Foreign exchange risk arises because of fluctuations in exchange rates. To mitigate exchange risk, the Company may utilize forward contracts to secure exchange rates with the objective of offsetting fluctuations in the Company's operating expenses incurred in foreign currencies with gains or losses on the forward contracts.

        As of February 29, 2016, if the US dollar had appreciated 1% against all foreign currencies to which the Company is exposed, with all other variables held constant, the impact of this foreign currency change on the Company's foreign denominated financial instruments would have resulted in an increase in after-tax net loss of $27 for the year ended February 29, 2016 [2015 – decrease of $42], with an equal and opposite effect if the US dollar had depreciated 1% against all foreign currencies at February 29, 2016.

Liquidity risk

        A risk exists that the Company will encounter difficulty in satisfying its financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities. As at February 29, 2016, the Company had cash and cash equivalents totaling $4,277 [2015 – $23,692]. See Note 1 for further discussion of liquidity risk associated with the Company and Note 11 for details of the debt facility requirement.